Summary of Significant Accounting Policies - Additional (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Funds Deposited by Counterparties
Number of months beyond which company can not predict the holding of collateral (in months)	12 months
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	$ 43	$ 32
Project Development Costs and Capitalized Interest
Amount of interest capitalized	3	7	$ 20
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, accumulated amortization	$ 1,262	1,151
Lease Revenue
Lease term	20 years
Lessor Accounting
Operating lease income	$ 20	21
Contingent rental income	5	104	253
Gross Receipts and Sales Taxes
Gross Receipts Tax	109	99	92
Cost of Energy for Retail Operations
Transmission and distribution charges not yet billed	103	105	107
Foreign Currency Translation and Transaction Gains and Losses
Cumulative translation adjustment	(13)	(13)	(2)
Marketing and Advertising Expense
Advertising expense	66	73	66
Reorganization Costs
Reorganization costs	23	$ 90	$ 44
Operating lease right-of-use assets, net	464			$ 404
Operating lease liability	$ 556			$ 321
South Texas Project
Property, Plant and Equipment
Ownership Interest (as a percent)	44.00%